Note 1 - Description of the Business	12 Months Ended
Jan. 31, 2012
Business Description [Text Block]
Note 1 - Description of the Business

The Descartes Systems Group Inc. (“Descartes”, “Company”, “our” or “we”) is a global provider of federated network and global logistics technology solutions that help our customers make and receive shipments and manage related resources. Our network-based solutions, which primarily consist of services and software, connect people to their trading partners and enable business document exchange (bookings, bills of lading, status messages); regulatory compliance and customs filing; route and resource planning, execution and monitoring; inventory and asset visibility; rate and transportation management; and warehouse operations.